Intangible Assets, Net and Goodwill - Additional Information (Details) - Vacasa Holdings LLC - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairment charges	$ 0	$ 0	$ 0
Goodwill, Accumulated impairment	$ 0	$ 0